Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 594,980	$ 91,185	¥ 2,294,552	¥ 1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	364,733,164	364,733,164	355,625,970	337,883,964
Numerator:
Net income attributable to ordinary shareholders	¥ 594,980	$ 91,185	¥ 2,294,552	¥ 1,977,306
Interest expense associated with convertible notes reversed | ¥	47,781		14,261
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 642,761		¥ 2,308,813	¥ 1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	364,733,164	364,733,164	355,625,970	337,883,964
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	42,857,143	12,563,600
Weighted average number of ordinary shares outstanding—diluted	411,229,810	411,229,810	375,831,131	362,762,561
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 1.56		¥ 6.14	¥ 5.45
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	1.63	$ 0.25	6.45	5.85
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 1.56	$ 0.24	¥ 6.14	¥ 5.45
Stock Options
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	3,255,913	3,255,913	6,470,848	24,875,327
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	383,590	383,590	1,170,713	3,270